Accrued Expenses - Schedule of Accrued Liabilities (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued legal	$ 99,000	$ 103,000
Accrued directors' compensation	30,000	52,000
Accrued royalty	18,000	14,000
Accrued credits issued to customers		10,000
Accrued management bonus	19,000
Accrued accounting	6,000	1,000
Accrued interest	17,000	12,000
Accrued other	51,000	45,000
Accrued expenses	$ 240,000	$ 237,000